RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues (services provided by the Group):
Revenues	$ 445,538	$ 11,548	$ 106,868
Casino Contract [Member]
Revenues (services provided by the Group):
Revenues	155,527	(56,665)	(1,455)
Costs and expenses (services provided to the Group):
Costs and expenses	28,847	29,871	28,085
Services Fee [Member]
Revenues (services provided by the Group):
Revenues	40,473	21,889	24,906
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	61,777	1,649	2,649
Costs and expenses (services provided to the Group):
Costs and expenses	53,056	2,253	2,842
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Sale of property and equipment and other long-term assets	914	8	1,695
Transfer-in of other long-term assets	5,527	2,423	5,167
Purchases of intangible assets	0	0	192
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Casino Contract [Member]
Revenues (services provided by the Group):
Revenues	155,527	(56,665)	(1,455)
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms Food and Beverage [Member]
Revenues (services provided by the Group):
Revenues	111,438	25,039	48,978
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services Fee [Member]
Revenues (services provided by the Group):
Revenues	40,473	21,889	24,906
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	39,715	499	361
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff Costs Recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	89,713	56,620	59,676
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	34,640	33,263	32,354
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	20,936	17,705	16,696
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs for construction and renovation work capitalized [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	4,674	11,864	11,362
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchases of Goods and Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 567	$ 186	$ 149